Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund

(formerly, Federated U.S. Government Securities Fund: 5-10 Years)

SEMI-ANNUAL REPORT

August 31, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

August 31, 2001 (unaudited)

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--37.6%
	U.S. Treasury Bonds--9.2%
$2,200,000	11.250%, 2/15/2015	$3,468,146
2,050,000	8.750%, 5/15/2017	2,779,369
1,000,000	8.125%, 5/15/2021	1,320,660
4,000,000	7.125%, 2/15/2023	4,824,760

	TOTAL	12,392,935

	U.S. Treasury Notes--28.4%
2,000,000	4.625%, 5/15/2006	2,021,220
5,000,000	7.000%, 7/15/2006	5,554,700
3,100,000	6.500%, 10/15/2006	3,385,045
2,000,000	6.250%, 2/15/2007	2,167,040
2,000,000	6.625%, 5/15/2007	2,206,280
5,000,000	5.500%, 2/15/2008	5,240,450
4,284,000	5.625%, 5/15/2008	4,513,622
2,750,000	4.750%, 11/15/2008	2,751,485
2,800,000	5.500%, 5/15/2009	2,927,372
2,000,000	6.000%, 8/15/2009	2,154,000
2,000,000	6.500%, 2/15/2010	2,225,780
3,000,000	5.750%, 8/15/2010	3,186,000

	TOTAL	38,332,994

	TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $47,530,380)	50,725,929

	U.S. GOVERNMENT AGENCY OBLIGATIONS--34.0%
	Federal Home Loan Bank--17.6%
7,000,000	7.250%, 2/15/2007	7,671,020
5,500,000	6.730%, 6/22/2009	5,934,170
900,000	6.500%, 11/13/2009	960,363
1,300,000	7.375%, 2/12/2010	1,449,110
4,450,000	7.625%, 5/14/2010	5,050,839
2,500,000	6.875%, 8/13/2010	2,701,250

	TOTAL	23,766,752

Principal Amount or Shares		Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS--continued
	Federal Home Loan Mortgage Corp.--11.3%
$13,000,000	5.250%, 1/15/2006	$13,176,670
2,000,000	6.750%, 9/15/2029	2,154,100

	TOTAL	15,330,770

	Federal National Mortgage Association--5.1%
6,500,000	6.500%, 8/15/2004	6,877,390

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (IDENTIFIED COST $43,436,157)	45,974,912

	MUTUAL FUNDS--28.2%
3,453,603	Federated Mortgage Core Portfolio	34,777,228
3,344,810	Government Obligations Fund	3,344,810

	TOTAL MUTUAL FUNDS (IDENTIFIED COST $37,411,441)	38,122,038

	TOTAL INVESTMENTS (IDENTIFIED COST $128,377,978)[1]	$134,822,879

1 The cost of investments for federal tax purposes amounts to $128,377,978. The net unrealized appreciation of investments on a federal tax basis amounts to $6,444,901 at August 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($135,049,338) at August 31, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $128,377,978)		$134,822,879
Income receivable		876,007

TOTAL ASSETS		135,698,886

Liabilities:
Payable for shares redeemed	$24,174
Income distribution payable	608,661
Accrued expenses	16,713

TOTAL LIABILITIES		649,548

Net assets for 12,824,346 shares outstanding		$135,049,338

Net Assets Consist of:
Paid in capital		$133,363,528
Net unrealized appreciation of investments		6,444,901
Accumulated net realized loss on investments		(4,697,121)
Distributions in excess of net investment income		(61,970)

TOTAL NET ASSETS		$135,049,338

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$90,537,909 ÷ 8,597,620 shares outstanding		$10.53

Institutional Service Shares:
$44,511,429 ÷ 4,226,726 shares outstanding		$10.53

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended August 31, 2001 (unaudited)

Investment Income:
Dividends			$995,393
Interest			2,633,079

TOTAL INCOME			3,628,472

Expenses:
Investment adviser fee		$302,581
Administrative personnel and services fee		78,137
Custodian fees		4,316
Transfer and dividend disbursing agent fees and expenses		29,456
Directors'/Trustees' fees		5,696
Auditing fees		12,750
Legal fees		2,478
Portfolio accounting fees		30,224
Distribution services fee--Institutional Service Shares		52,810
Shareholder services fee--Institutional Shares		98,481
Shareholder services fee--Institutional Service Shares		52,810
Share registration costs		22,906
Printing and postage		13,370
Insurance premiums		657
Miscellaneous		4,896

TOTAL EXPENSES		711,568

Waivers and Reimbursements:
Waiver of investment adviser fee	$(302,581)
Waiver of distribution services fee--Institutional Service Shares	(33,798)
Waiver of shareholder services fee--Institutional Shares	(82,724)
Reimbursement of investment adviser fees	(1,311)
Reimbursement of other operating expenses	(44,863)

TOTAL WAIVERS AND REIMBURSEMENTS		(465,277)

Net expenses			246,291

Net investment income			3,382,181

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(70,876)
Net change in unrealized appreciation of investments			1,194,116

Net realized and unrealized gain on investments			1,123,240

Change in net assets resulting from operations			$4,505,421

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 8/31/2001	Year Ended 2/28/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,382,181	$5,465,758
Net realized loss on investments	(70,876)	(972,253)
Net change in unrealized appreciation of investments	1,194,116	8,449,123

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,505,421	12,942,628

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,251,477)	(3,380,970)
Institutional Service Shares	(1,144,061)	(2,067,703)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,395,538)	(5,448,673)

Share Transactions:
Proceeds from sale of shares	50,659,461	99,693,140
Net asset value of shares issued to shareholders in payment of distributions declared	1,459,981	2,504,726
Cost of shares redeemed	(24,271,109)	(89,732,886)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,848,333	12,464,980

Change in net assets	28,958,216	19,958,935

Net Assets:
Beginning of period	106,091,122	86,132,187

End of period	$135,049,338	$106,091,122

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$10.45	$ 9.58	$10.24	$10.22	$ 9.77	$ 9.98
Income From Investment Operations:
Net investment income	0.30	0.60	0.54	0.55	0.59	0.59
Net realized and unrealized gain (loss) on investments	0.08	0.87	(0.64)	0.12	0.47	(0.21)

TOTAL FROM INVESTMENT OPERATIONS	0.38	1.47	(0.10)	0.67	1.06	0.38

Less Distributions:
Distributions from net investment income	(0.30)	(0.60)	(0.54)	(0.55)	(0.59)	(0.59)
Distributions from net realized gain on investments	--	--	(0.02)	(0.10)	(0.02)	--

TOTAL DISTRIBUTIONS	(0.30)	(0.60)	(0.56)	(0.65)	(0.61)	(0.59)

Net Asset Value, End of Period	$10.53	$10.45	$ 9.58	$10.24	$10.22	$ 9.77

Total Return[1]	3.71%	15.85%	(0.96%)	6.58%	11.09%	3.98%

Ratios to Average Net Assets:

Expenses	0.30%[2]	0.30%	0.30%	0.30%	0.30%	0.13%

Net investment income	5.69%[2]	6.07%	5.45%	5.27%	5.84%	6.06%

Expense waiver/reimbursement[3]	0.79%[2]	0.87%	0.82%	0.94%	1.69%	3.95%

Supplemental Data:

Net assets, end of period (000 omitted)	$90,538	$70,644	$53,675	$85,534	$39,712	$15,225

Portfolio turnover	6%	116%	90%	85%	49%	57%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended February 28 or 29,
	8/31/2001	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$10.45	$ 9.58	$10.24	$10.22	$ 9.77	$ 9.98
Income From Investment Operations:
Net investment income	0.28	0.57	0.51	0.52	0.55	0.56
Net realized and unrealized gain (loss) on investments	0.08	0.87	(0.64)	0.12	0.48	(0.21)

TOTAL FROM INVESTMENT OPERATIONS	0.36	1.44	(0.13)	0.64	1.03	0.35

Less Distributions:
Distributions from net investment income	(0.28)	(0.57)	(0.51)	(0.52)	(0.56)	(0.56)
Distributions from net realized gain on investments	--	--	(0.02)	(0.10)	(0.02)	--

TOTAL DISTRIBUTIONS	(0.28)	(0.57)	(0.53)	(0.62)	(0.58)	(0.56)

Net Asset Value, End of Period	$10.53	$10.45	$ 9.58	$10.24	$10.22	$ 9.77

Total Return[1]	3.55%	15.51%	(1.26%)	6.26%	10.76%	3.62%

Ratios to Average Net Assets:

Expenses	0.60%[2]	0.60%	0.60%	0.60%	0.60%	0.47%

Net investment income	5.39%[2]	5.78%	5.21%	4.87%	5.56%	5.70%

Expense waiver/reimbursement[3]	0.74%[2]	0.82%	0.77%	0.83%	1.64%	3.86%

Supplemental Data:

Net assets, end of period (000 omitted)	$44,511	$35,447	$32,457	$27,173	$2,178	$1,782

Portfolio turnover	6%	116%	90%	85%	49%	57%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2001 (unaudited)

ORGANIZATION

Federated Total Return Government Bond Fund, (formerly, Federated U.S. Government Securities Fund: 5-10 Years) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as capital gains. Additional information regarding Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights, differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Federal Taxes

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At February 28, 2001, the Trust, for federal tax purposes, had a capital loss carryforward of $4,625,913 which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax.

Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$1,620,803

2009	3,005,110

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

	Six Months Ended 8/31/2001		Year Ended 2/28/2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,464,524	$35,975,112	8,367,788	$83,651,125
Shares issued to shareholders in payment of distributions declared	119,121	1,231,947	209,565	2,093,486
Shares redeemed	(1,746,332)	(18,077,996)	(7,421,595)	(73,108,728)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,837,313	$19,129,063	1,155,758	$12,635,883

	Six Months Ended 8/31/2001		Year Ended 2/28/2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,409,094	$14,684,349	1,624,818	$16,042,015
Shares issued to shareholders in payment of distributions declared	22,061	228,034	41,314	411,240
Shares redeemed	(596,613)	(6,193,113)	(1,663,136)	(16,624,158)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	834,542	8,719,270	2,996	$(170,903)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,671,855	$27,848,333	1,158,754	$12,464,980

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the securities and Exchange Commission, the Trust may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp, ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the institutional Service Shares to compensate FSC. FSC may voluntarily waiver at any time at its sole discretion. FSC can modify or terminate this voluntary waiver at anytime at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchase and sales of investments, excluding long-term U.S. government securities, short-term securities (and in-kind contributions) for the sixth months ended August 31, 2001 were as follows:

Purchases	$13,439,495

Sales	--

Purchase and sales of long-term U.S. government securities for the six months ended August 31, 2001 were as follows:

Purchases	$23,836,464

Sales	$ 7,129,184

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

C. GRANT ANDERSON

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Total Return Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31429A105
Cusip 31429A204

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

G01393-01 (10/01)